Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Borrowings [abstract]
Undrawn borrowing facilities

	Interest rate	March 31, 2018 R’000	March 31, 2017 R’000

Undrawn borrowing facilities at floating rates include:
— Standard Bank Limited:
Overdraft	Prime less 1.2%	52,280	50,551
Vehicle and asset finance	Prime less 1.2%	8,500	8,500
— Nedbank Limited overdraft	Prime less 2%	10,000	10,000
		70,780	69,051